UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2006

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         May 4, 2006
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: $215,211,603 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE



03/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A F L A C Inc
Common
001055102
1,614,751.40
35,780
x
ALL
25,180

10,600
Abbott Laboratories
Common
002824100
320,648.50
7,550
x
ALL
3,400

4,150
Adobe Systems Inc
Common
00724F101
237,660.00
6,800
x
ALL
3,200

3,600
Altria Group Inc
Common
02209S103
4,835,061.24
68,234
x
ALL
32,435

35,799
Amgen Incorporated
Common
031162100
8,418,848.25
115,723
x
ALL
70,643

45,080
Apache Corp
Common
037411105
827,718.85
12,635
x
ALL
3,672

8,963
Applied Materials Inc
Common
038222105
5,937,465.90
339,090
x
ALL
241,165

97,925
Automatic Data Processing
Common
053015103
4,358,602.88
95,416
x
ALL
70,854

24,562
Bank Of America Corp
Common
060505104
2,830,646.58
62,157
x
ALL
32,426

29,731
BB&T Corporation
Common
054937107
473,928.00
12,090
x
ALL
6,377

5,713
Beacon Roofing Supply
Common
073685109
3,232,708.80
79,545
x
ALL
61,275

18,270
Becton Dickinson & Co.
Common
075887109
2,947,526.70
47,865
x
ALL
34,430

13,435
Bed Bath & Beyond
Common
075896100
6,967,526.40
181,446
x
ALL
125,945

55,501
Bellsouth Corporation
Common
079860102
275,467.50
7,950
x
ALL
2,123

5,827
Berkshire Hathaway Cl B
Common
084670207
1,918,644.00
637
x
ALL
421

216
Biomet Incorporated
Common
090613100
5,886,516.48
165,724
x
ALL
107,380

58,344
BP PLC Sponsored ADRs
Common
055622104
657,273.96
9,534
x
ALL
6,350

3,184
Bristol-Myers Squibb Co
Common
110122108
193,188.50
7,850
x
ALL
1,800

6,050
Capital One Financial Cp
Common
14040H105
207,075.30
2,572
x
ALL
301

2,271
Caremark RX Inc.
Common
141705103
2,644,359.42
53,769
x
ALL
39,794

13,975
Carmax Inc
Common
143130102
5,988,773.40
183,255
x
ALL
132,000

51,255
ChevronTexaco Corporation
Common
166764100
395,587.28
6,824
x
ALL
1,608

5,216
Cintas Corp
Common
172908105
4,787,163.64
112,322
x
ALL
82,802

29,520
Cisco Systems Inc
Common
17275R102
429,066.00
19,800
x
ALL
6,600

13,200










Page Total


66,386,208.98
















03/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Citigroup Inc
Common
172967101
1,275,823.99
27,013
x
ALL
18,363

8,650
Coca Cola Company
Common
191216100
445,664.28
10,644
x
ALL
7,744

2,900
Dentsply Intl Inc
Common
249030107
697,800.00
12,000
x
ALL
8,700

3,300
Dominion Res Inc Va New
Common
25746U109
429,297.57
6,219
x
ALL
4,339

1,880
Donaldson
Common
257651109
4,235,745.45
125,355
x
ALL
90,000

35,355
Du Pont E I De Nemour&Co
Common
263534109
253,260.00
6,000
x
ALL
0

6,000
Ecolab, Inc.
Common
278865100
3,098,975.00
81,125
x
ALL
60,540

20,585
Emerson Electric Co
Common
291011104
744,892.41
8,907
x
ALL
5,477

3,430
Equitable Res Inc
Common
294549100
365,100.00
10,000
x
ALL
10,000

0
Exxon Mobil Corporation
Common
30231G102
4,663,823.52
76,632
x
ALL
37,756

38,876
Factset Research Systems
Common
303075105
960,886.92
21,666
x
ALL
14,887

6,779
Fastenal Co
Common
311900104
430,794.00
9,100
x
ALL
6,100

3,000
Fortune Brands Inc
Common
349631101
784,529.90
9,730
x
ALL
5,730

4,000
Forward Air, Inc.
Common
349853101
257,301.00
6,900
x
ALL
4,725

2,175
Freddie Mac Voting Shs
Common
313400301
1,167,235.00
19,135
x
ALL
13,110

6,025
Galleher Group PLC
Common
363595109
232,600.00
4,000
x
ALL
0

4,000
General Electric Company
Common
369604103
8,419,247.81
242,072
x
ALL
143,430

98,642
GlaxoSmithkline PLC  ADRs
Common
37733W105
268,141.06
5,126
x
ALL
850

4,276
H C C Insurance Holdings
Common
404132102
5,757,660.00
165,450
x
ALL
117,740

47,710
Harte-Hanks Incorporated
Common
416196103
2,884,331.00
105,460
x
ALL
81,400

24,060
Hlth Mgmt Assoc Cl A
Common
421933102
3,120,639.75
144,675
x
ALL
105,455

39,220
Home Depot Inc
Common
437076102
219,960.00
5,200
x
ALL
0

5,200
India Fund Inc
Common
454089103
117,816.50
2,333
x
ALL
0

2,333
Int'l Business Machines
Common
459200101
235,864.20
2,860
x
ALL
0

2,860










Page Total


41,067,389.36
















03/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Intel Corp
Common
458140100
1,091,244.85
56,076
x
ALL
23,910

32,166
J P Morgan Chase & Co
Common
46625H100
249,923.28
6,002
x
ALL
5,087

915
Johnson & Johnson
Common
478160104
2,532,365.64
42,762
x
ALL
22,272

20,490
Kinder Morgan Energy Ptnr
Common
494550106
252,945.00
5,250
x
ALL
250

5,000
Kinder Morgan Inc
Common
49455P101
423,154.00
4,600
x
ALL
1,400

3,200
LECG Corp.
Common
523234102
1,405,553.80
72,940
x
ALL
58,240

14,700
Lilly Eli & Company
Common
532457108
2,994,771.50
54,155
x
ALL
41,380

12,775
Linear Technology Corp
Common
535678106
6,043,933.20
172,290
x
ALL
126,685

45,605
Lowes Companies Inc
Common
548661107
4,653,727.92
72,218
x
ALL
42,463

29,755
Manulife Financial Corp
Common
56501R106
539,508.15
8,595
x
ALL
0

8,595
Markel Corp
Common
570535104
7,750,093.68
22,951
x
ALL
400

22,551
Marlin Business Services
Common
571157106
2,794,766.00
126,460
x
ALL
96,230

30,230
McGraw-Hill Cos
Common
580645109
3,885,892.80
67,440
x
ALL
44,265

23,175
Medtronic Inc
Common
585055106
6,907,430.25
136,107
x
ALL
80,956

55,151
Merck & Co Inc
Common
589331107
223,710.50
6,350
x
ALL
1,000

5,350
Microsoft Corp
Common
594918104
6,674,625.74
245,300
x
ALL
172,303

72,997
Moodys Corp
Common
615369105
978,144.48
13,688
x
ALL
6,838

6,850
Nokia Corp Sponsored ADR
Common
654902204
3,821,652.70
184,443
x
ALL
129,348

55,095
Norfolk Southern Corp
Common
655844108
446,077.50
8,250
x
ALL
350

7,900
North Fork Bancorp Inc
Common
659424105
1,623,474.96
56,312
x
ALL
36,087

20,225
Paychex Inc
Common
704326107
2,877,908.25
69,081
x
ALL
52,036

17,045
Pepsico Incorporated
Common
713448108
4,983,694.02
86,238
x
ALL
54,768

31,470
PetSmart
Common
716768106
4,307,255.80
153,065
x
ALL
107,955

45,110
Pfizer Incorporated
Common
717081103
836,066.00
33,550
x
ALL
7,250

26,300










Page Total


68,297,920.02





















03/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Plum Creek Timber Co
Common
729251108
659,163.57
17,849
x
ALL
3,300

14,549
PNC Finl Svcs Group
Common
693475105
1,009,650.00
15,000
x
ALL
15,000

0
Portfolio Recovery Assoc.
Common
73640Q105
2,956,143.75
63,125
x
ALL
45,910

17,215
PPG Industries
Common
693506107
361,095.00
5,700
x
ALL
5,400

300
Procter & Gamble Co
Common
742718109
5,237,741.68
90,886
x
ALL
64,305

26,581
Progressive Corp.
Common
743315103
312,780.00
3,000
x
ALL
3,000

0
Royal Dutch Shell PLC AWI
Common
780259206
575,842.74
9,249
x
ALL
3,049

6,200
Suntrust Banks Inc
Common
867914103
568,983.20
7,820
x
ALL
6,852

968
Sysco Corp
Common
871829107
6,988,342.25
218,045
x
ALL
155,935

62,110
Texas Instruments Inc
Common
882508104
2,657,669.50
81,850
x
ALL
58,995

22,855
The Southern Company
Common
842587107
466,906.96
14,248
x
ALL
3,498

10,750
3m Company
Common
88579Y101
507,123.00
6,700
x
ALL
2,500

4,200
Tiffany & Co New
Common
886547108
4,069,336.00
108,400
x
ALL
78,805

29,595
United Parcel Service B
Common
911312106
1,158,948.00
14,600
x
ALL
4,650

9,950
United Technologies Corp
Common
913017109
371,008.00
6,400
x
ALL
0

6,400
Utd Dominion Realty Tr
Common
910197102
333,918.00
11,700
x
ALL
1,900

9,800
Verizon Communications
Common
92343V104
228,644.78
6,713
x
ALL
3,394

3,319
Vodafone Group Plc Adr
Common
92857W100
2,306,712.10
110,369
x
ALL
53,015

57,354
Wachovia Corp New
Common
929903102
1,494,352.86
26,661
x
ALL
18,771

7,890
Washington Mutual Inc
Common
939322103
1,775,677.06
41,663
x
ALL
27,863

13,800
Washington REIT
Common
939653101
355,936.00
9,800
x
ALL
5,800

4,000
Wellpoint Hlth Ntwks New
Common
94973V107
1,976,478.18
25,526
x
ALL
18,844

6,682
Wells Fargo & Co New
Common
949746101
569,464.92
8,916
x
ALL
3,416

5,500
Wilmington Trust Corp
Common
971807102
650,900.25
15,015
x
ALL
5,450

9,565










Page Total


37,592,817.80
















03/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM
7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE
OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Wrigley Wm JR Co
Common
982526105
473,600.00
7,400
x
ALL
4,600

2,800
Wyeth
Common
983024100
1,119,210.84
23,067
x
ALL
8,200

14,867
Zimmer Holdings Inc
Common
98956P102
274,456.00
4,060
x
ALL
1,060

3,000










Page Total


1,867,266.84
















Grand Total


215,211,603.00











































































































